UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07683
Morgan Stanley Special Value Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Ronald E. Robison
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: July 31, 2009
Date of reporting period: April 30, 2009
Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Special Value Fund
Portfolio of Investments April 30, 2009 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (96.0%)
	Aerospace & Defense (5.6%)
596,080	AAR Corp. (a)	$8,982,926
126,300	Moog Inc. (Class A) (a)	3,382,314
101,200	Spirit AeroSystems Holdings, Inc. (Class A) (a)	1,290,300

		13,655,540

	Agricultural Commodities/Milling (2.7%)
274,400	Corn Products International, Inc.	6,558,160

	Air Freight/Couriers (2.3%)
150,700	Forward Air Corp.	2,512,169
227,900	UTI Worldwide, Inc. (British Virgin)	3,067,534

		5,579,703

	Apparel/Footwear (1.0%)
193,335	Maidenform Brands, Inc. (a)	2,465,021

	Apparel/Footwear Retail (1.2%)
238,650	Stage Stores, Inc.	2,923,462

	Chemicals: Agricultural (0.7%)
45,900	Scotts Miracle — Gro Company (The) (Class A)	1,550,043

	Chemicals: Specialty (0.9%)
112,200	Cytec Industries, Inc.	2,228,292

	Computer Peripherals (1.3%)
149,190	Zebra Technologies Corp. (Class A) (a)	3,170,287

	Consumer Sundries (1.8%)
282,800	Central Garden & Pet Co. (a)	2,720,536
190,100	Central Garden & Pet Co. (Class A) (a)	1,724,207

		4,444,743

	Containers/Packaging (3.8%)
141,700	Pactiv Corp. (a)	3,097,562
108,542	Rock-Tenn Co. (Class A)	4,098,546
40,100	Silgan Holdings Inc.	1,864,249

		9,060,357

	Data Processing Services (1.7%)
247,600	Acxiom Corp.	2,389,340
92,600	Broadridge Financial Solutions Inc.	1,791,810

		4,181,150

	Electric Utilities (3.0%)
111,500	Allete Inc.	2,903,460
169,800	Avista Corp.	2,555,490
96,600	Portland General Electric Co.	1,764,882

		7,223,832

	Electronic Equipment/Instruments (1.7%)
333,466	Checkpoint Systems, Inc. (a)	4,051,612

	Electronic Production Equipment (0.4%)
65,600	Cognex Corp.	922,992

	Engineering & Construction (3.6%)
86,100	Aecom Technology Corp. (a)	2,215,353
197,393	Orion Marine Group, Inc. (a)	2,956,947
160,300	Stantec Inc. (a)	3,533,012

		8,705,312

	Finance/Rental/Leasing (1.7%)
822,000	AerCap Holdings NV (Netherlands) (a)	3,846,960
29,850	TAL International Group, Inc.	285,963

NUMBER OF
SHARES		VALUE
		4,132,923

	Financial Conglomerates (1.1%)
1,713,100	Conseco Inc. (a)	2,740,960

	Food: Specialty/Candy (2.4%)
221,800	NBTY, Inc. (a)	5,746,838

	Gas Distributors (1.4%)
145,800	UGI Corp.	3,344,652

	Industrial Machinery (0.6%)
124,300	John Bean Technologies Corp.	1,369,786

	Industrial Specialties (3.1%)
234,000	Polypore International, Inc. (a)	1,764,360
425,972	Zep Inc.	5,763,401

		7,527,761

	Information Technology Services (0.6%)
384,800	Ness Technologies Inc. (a)	1,419,912

	Investment Banks/Brokers (0.6%)
18,500	Greenhill & Co., Inc.	1,434,305

	Life/Health Insurance (1.5%)
114,600	Reinsurance Group of America, Inc.	3,643,134

	Medical Specialties (2.4%)
58,340	Bio-Rad Laboratories, Inc. (Class A) (a)	4,065,715
136,000	Hill-Rom Holdings, Inc.	1,765,280

		5,830,995

	Medical/Nursing Services (2.8%)
376,400	PharMerica Corp. (a)	6,869,300

	Miscellaneous Commercial Services (7.5%)
127,500	Brink’s Co. (The)	3,614,625
60,400	Copart, Inc. (a)	1,895,956
209,300	Gartner, Inc. (a)	2,827,643
241,110	MAXIMUS, Inc.	9,723,966

		18,062,190

	Multi-Line Insurance (1.5%)
215,900	Max Capital Group Ltd. (Bermuda)	3,573,145

	Oilfield Services/Equipment (1.8%)
137,272	Exterran Holdings Inc. (a)	2,834,667
84,370	Superior Energy Services, Inc. (a)	1,620,748

		4,455,415

	Other Consumer Services (1.8%)
163,300	Brink’s Home Security Holdings, Inc. (a)	4,340,514

	Packaged Software (2.3%)
179,500	Informatica Corp. (a)	2,854,050
423,628	MSC. Software Corp. (a)	2,601,076

		5,455,126

	Pharmaceuticals: Other (3.2%)
120,700	Icon PLC (Sponsored ADR) (Ireland) (a)	1,911,888
220,420	Perrigo Co.	5,713,286

		7,625,174

	Property — Casualty Insurers (7.1%)
280,900	AmTrust Financial Services, Inc.	2,564,617
168,500	Argo Group International Holdings, Ltd. (Bermuda) (a)	4,716,315
317,300	Employers Holdings, Inc.	2,646,282
170,400	Platinum Underwriters Holdings, Ltd. (Bermuda)	4,902,408
106,600	Validus Holdings Ltd. (Bermuda)	2,387,840

		17,217,462

	Publishing: Books/Magazines (1.0%)
205,700	Dolan Media Co. (a)	2,449,887

NUMBER OF
SHARES		VALUE
	Real Estate Development (1.4%)
256,196	Forestar Group, Inc. (a)	3,294,681

	Real Estate Investment Trusts (1.4%)
118,300	Potlatch Corp. (REIT)	3,479,203

	Regional Banks (0.9%)
259,052	Provident New York Bancorp	2,194,170

	Restaurants (2.1%)
310,200	AFC Enterprises, Inc. (a)	1,926,342
1,203,680	Denny’s Corp. (a)	3,225,862

		5,152,204

	Savings Banks (1.0%)
102,800	First Niagara Financial Group, Inc.	1,391,912
82,574	MB Financial, Inc.	1,125,484

		2,517,396

	Semiconductors (1.2%)
215,600	Microsemi Corp. (a)	2,893,352

	Services to the Health Industry (3.3%)
211,900	Allscripts-Misys Healthcare Solutions, Inc. (a)	2,631,798
580,600	HEALTHSOUTH Corp. (a)	5,440,222

		8,072,020

	Specialty Insurance (2.1%)
115,186	ProAssurance Corp. (a)	5,061,273

	Specialty Telecommunications (1.9%)
371,286	Syniverse Holdings Inc. (a)	4,678,204

	Steel (0.3%)
71,117	Quanex Building Products Corp.	728,949

	Telecommunication Equipment (2.8%)
97,600	ADTRAN, Inc.	2,064,240
308,600	Tekelec (a)	4,783,300

		6,847,540

	Textiles (0.8%)
202,700	Albany International Corp. (Class A)	1,881,056

	Tools/Hardware (0.7%)
48,700	Snap-On, Inc.	1,651,904

	TOTAL COMMON STOCKS (Cost $247,106,317)	232,411,937

PRINCIPAL
AMOUNT IN
THOUSANDS
CONVERTIBLE BOND (1.3%)
Information Technology Services
$5,173	Epicor Software Corp. 2.375% 05/15/27 (Cost $4,714,283)	3,265,456

NUMBER OF
SHARES (000)
	SHORT-TERM INVESTMENT (4.2%)
	Investment Company (b)
10,141	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $10,141,434)		10,141,434

	TOTAL INVESTMENTS (Cost $261,962,034) (c)	101.5%	245,818,827
	LIABILITIES IN EXCESS OF OTHER ASSETS	(1.5)	(3,630,985)

	NET ASSETS	100.0%	$242,187,842

ADR	American Depositary Receipt.

REIT	Real Estate Investment Trust.

(a)	Non-income producing security.

(b)	The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Special Value Fund
Notes to the Portfolio of Investments
FAS 157
4/30/2009
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective August 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund’s investments carried at value:

Fair Value Measurements at April 30, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$245,818,827	$242,553,371	$3,265,456	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Special Value Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 19, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 19, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 19, 2009

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